Supplementary Cash Flow Information - Cash Flows Related to Interest and Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 381	$ 356
Interest Received	141	163
Income Taxes Paid	$ 1,225	$ 868